INCOME TAXES (Details) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020
INCOME TAXES
Current income tax expenses	$ 0		$ 2,241
Hong Kong | Assessable profits of first HKD$2 million
INCOME TAXES
Assessable profits		$ 2
Income tax rate	8.25%	8.25%
Hong Kong | Assessable profits above HKD$2 million
INCOME TAXES
Assessable profits		$ 2
Income tax rate	16.50%	16.50%
PRC
INCOME TAXES
Income tax rate	25.00%	25.00%
PRC | Beijing Baosheng
INCOME TAXES
Income tax rate	25.00%	25.00%
PRC | Horgos Baosheng
INCOME TAXES
Income tax rate	25.00%	25.00%
Preferential income tax rate	0.00%	0.00%
Preferential income tax rate term				5 years
PRC | Kashi Baosheng
INCOME TAXES
Preferential income tax rate	0.00%	0.00%
Preferential income tax rate term	5 years	5 years
PRC | Baosheng Technology
INCOME TAXES
Preferential income tax rate	0.00%	0.00%
Preferential income tax rate term	5 years	5 years